Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)
Long-term Investments [Abstract]
Long term investment maturity date	May 28, 2020	May 28, 2020
Aggregate notional amount	¥ 190,920	$ 30,000